SUBMISSION
TYPE     13F-HR
DOCUMENT-COUNT     1
NOTIFY-INTERNET     linda.stoeltje@tmcdanco.com
SROS     NONE
FILER
CIK     0001104366
CCC     wx#gkfe3
/FILER
PERIOD     06/30/04
DOCUMENT
TYPE     13F-HR
TEXT
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MCDANIEL TERRY & CO
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    August 9, 2004


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F Summary Page

Report Summary:

Number of other included managers:      0

Form 13F Information Table Entry Total: 49

Form 13F Information Table Value Total: $98510 (thousands)

List of Other Included Managers:	none



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              604059105      383     4260 SH       SOLE                                       4260
Abbott Labs                    COM              002824100      221     5422 SH       SOLE                                       5422
Albertsons Inc.                COM              013104104      751    28280 SH       SOLE                                      28280
American International Group   COM              026874107     3610    50646 SH       SOLE                                      50646
Automatic Data Processing      COM              053015103     2526    60310 SH       SOLE                                      60310
BB&T Corp.                     COM              054937107      248     6700 SH       SOLE                                       6700
BP PLC                         COM              055622104     2533    47277 SH       SOLE                                      47277
Bristol Myers Squibb           COM              110122108     1254    51200 SH       SOLE                                      51200
Canon Inc. ADR                 COM              138006309     3138    58763 SH       SOLE                                      58763
ChevronTexaco                  COM              166751107      678     7205 SH       SOLE                                       7205
Cisco Systems                  COM              17275R102      891    37580 SH       SOLE                                      37580
Coca-Cola                      COM              191216100     2658    52649 SH       SOLE                                      52649
Compass Bancshares Inc.        COM              20449H109      748    17400 SH       SOLE                                      17400
Dell Inc.                      COM              24702r101      224     6253 SH       SOLE                                       6253
Donaldson Co.                  COM              257651109     4308   147021 SH       SOLE                                     147021
Dover Corp.                    COM              260003108     3006    71395 SH       SOLE                                      71395
Echelon                        COM              27874n105      117    10500 SH       SOLE                                      10500
Emerson Electric               COM              291011104     2848    44815 SH       SOLE                                      44815
Exxon Mobil                    COM              30231G102     2965    66765 SH       SOLE                                      66765
General Electric               COM              369604103      779    24055 SH       SOLE                                      24055
H J Heinz Co.                  COM              423074103     1879    47930 SH       SOLE                                      47930
Home Depot                     COM              437076102     1763    50073 SH       SOLE                                      50073
Illinois Tool Works            COM              452308109     4289    44725 SH       SOLE                                      44725
Intel Corp.                    COM              458140100      912    33032 SH       SOLE                                      33032
Johnson & Johnson              COM              478160104     3825    68666 SH       SOLE                                      68666
Luminex Corp                   COM              55027E102      636    63241 SH       SOLE                                      63241
Merck                          COM              589331107     3328    70064 SH       SOLE                                      70064
Microsoft Corp                 COM              594918104     2031    71125 SH       SOLE                                      71125
Molex Inc.                     COM              608554101     2392    74551 SH       SOLE                                      74551
National Instruments Corp.     COM              636518102      980    31973 SH       SOLE                                      31973
Nokia                          COM              654902204      564    38796 SH       SOLE                                      38796
Nordson Corp.                  COM              655663102     3087    71185 SH       SOLE                                      71185
Pepsico Inc.                   COM              713448108      414     7693 SH       SOLE                                       7693
Pfizer, Inc.                   COM              717081103      931    27168 SH       SOLE                                      27168
Procter & Gamble               COM              742718109     4200    77155 SH       SOLE                                      77155
Reuters Group PLC              COM              76132m102      617    15141 SH       SOLE                                      15141
Royal Dutch                    COM              780257804     2566    49671 SH       SOLE                                      49671
SBC Communications             COM              78387G103     1393    57428 SH       SOLE                                      57428
San Juan Basin Royalty Trust   COM              798241105     7817   320876 SH       SOLE                                     320876
Schering-Plough                COM              806605101     1839    99505 SH       SOLE                                      99505
Schlumberger Ltd               COM              806857108     2444    38489 SH       SOLE                                      38489
Sharon Energy Ltd              COM              819606104        2    15000 SH       SOLE                                      15000
Sigma-Aldrich                  COM              826552101     3108    52143 SH       SOLE                                      52143
Sysco Corp.                    COM              871829107     3395    94647 SH       SOLE                                      94647
Telefonica de Espana           COM              879382208      683    15312 SH       SOLE                                      15312
Unilever N.V.                  COM              904784709     2456    35856 SH       SOLE                                      35856
W.W. Grainger                  COM              384802104     3255    56610 SH       SOLE                                      56610
Wal-Mart Stores                COM              931142103     2011    38113 SH       SOLE                                      38113
Weyerhaeuser                   COM              962166104     1806    28610 SH       SOLE                                      28610
REPORT SUMMARY		       49 DATA RECORDS		     98510         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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